Intangible assets and goodwill - Summary of Intangible and Goodwill (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		€ 747,465	€ 749,104
Additions		337,060	71,042
Impairment	[1]		26,184	€ 39,482
Additions through business combinations		236,049
Disposals		(172,048)	(52,637)
Disposal due to reduction in service potential		(9,132)	(17,549)
Translation adjustments		18,781	(2,495)
Ending Balance		1,158,175	747,465	749,104
Acquired trademarks and brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		7,058	7,100
Additions through business combinations		1,767
Disposals			(1)
Translation adjustments		168	(41)
Ending Balance		8,993	7,058	7,100
Acquired customer bases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		44,759	44,766
Additions through business combinations		22,134
Translation adjustments		1,380	(7)
Ending Balance		68,273	44,759	44,766
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		546,411	551,614
Additions		324,234	64,923
Additions through business combinations		5
Disposals		(172,042)	(51,535)
Disposal due to reduction in service potential		(9,132)	(17,549)
Translation adjustments		869	(1,042)
Ending Balance		690,345	546,411	551,614
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		16,878	18,189
Additions		1,032	26
Additions through business combinations		60,918
Disposals		(6)	(1,101)
Translation adjustments		4,623	(236)
Ending Balance		83,445	16,878	18,189
Internally Developed Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		36,263	30,248
Additions		11,794	6,093
Translation adjustments		69	(78)
Ending Balance		48,126	36,263	30,248
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		96,096	97,187
Additions through business combinations		151,225
Translation adjustments		11,672	(1,091)
Ending Balance		258,993	96,096	97,187
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(401,396)	(328,307)
Additions		(119,048)	(96,462)
Impairment			(26,184)
Disposals		172,236	48,447
Translation adjustments		(1,495)	1,110
Ending Balance		(349,703)	(401,396)	(328,307)
Accumulated depreciation, amortisation and impairment [member] | Acquired trademarks and brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(6,009)	(5,847)
Additions		(396)	(204)
Disposals			1
Translation adjustments		(37)	41
Ending Balance		(6,442)	(6,009)	(5,847)
Accumulated depreciation, amortisation and impairment [member] | Acquired customer bases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(23,168)	(19,646)
Additions		(5,012)	(3,528)
Translation adjustments		(26)	6
Ending Balance		(28,206)	(23,168)	(19,646)
Accumulated depreciation, amortisation and impairment [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(336,136)	(280,966)
Additions		(100,601)	(87,248)
Impairment			(15,789)
Disposals		172,042	47,345
Translation adjustments		(441)	522
Ending Balance		(265,136)	(336,136)	(280,966)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(12,610)	(12,122)
Additions		(6,048)	(1,724)
Disposals		6	1,101
Translation adjustments		(169)	135
Ending Balance		(18,821)	(12,610)	(12,122)
Accumulated depreciation, amortisation and impairment [member] | Internally Developed Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(13,484)	(9,726)
Additions		(6,991)	(3,758)
Disposals		188
Translation adjustments		30
Ending Balance		(20,257)	(13,484)	(9,726)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance		(9,989)
Impairment			(10,395)
Translation adjustments		(852)	406
Ending Balance		(10,841)	(9,989)
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			346,069
Ending Balance		808,472		346,069
Gross carrying amount [member] | Acquired trademarks and brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			1,049
Additions through business combinations		944	944
Ending Balance		2,551		1,049
Gross carrying amount [member] | Acquired customer bases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			21,591
Ending Balance		40,067		21,591
Gross carrying amount [member] | Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			210,275
Ending Balance		425,209		210,275
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			4,268
Ending Balance		64,624		4,268
Gross carrying amount [member] | Internally Developed Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			22,779
Ending Balance		27,869		22,779
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening Balance			€ 86,107
Ending Balance		€ 248,152		€ 86,107

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.